7. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
7. Subsequent Events	note 7 – subsequent events Date of management review – The Company has evaluated subsequent events through June 8, 2015, the date of which the financial statements were available to be issued.	note 7 – subsequent events Date of management review – The Company has evaluated subsequent events through June 9, 2015, the date of which the financial statements were available to be issued.